FAIR VALUE DISCLOSURES (Details Narrative) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Sep. 30, 2025
Non Marketable Equity Securities [Member]
Financing Receivable, Past Due [Line Items]
Investment	¥ 3	¥ 3